Results per share (Tables)	12 Months Ended
Dec. 31, 2023
Results Per Share
Schedule of earnings (loss) per share

	2023			2022			2021
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
Numerator
Net loss for the year attributed to controlling shareholders	(238,851)	(983,408)	(1,222,259)	(311,590)	(1,249,883)	(1,561,473)	(1,560,971)	(5,660,567)	(7,221,538)
Denominator
Weighted average number of outstanding shares (in thousands)	2,863,683	336,821		2,863,683	327,062		2,863,683	295,486

Basic and Diluted (loss) per share	(0.083)	(2.920)		(0.109)	(3.822)		(0.545)	(19.157)